SHARE-BASED COMPENSATION - Restricted Shares Plan (Details) - Restricted shares $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2021 USD ($)
Shares awarded number
Outstanding at beginning	6,067,400
Granted	12,105,712
Vested	(929,672)
Forfeited	(281,576)
Outstanding at end	16,961,864	6,067,400
Weighted-average grant date fair value per share
Outstanding at beginning | $ / shares	$ 4.6827
Granted | $ / shares	5.7371
Vested | $ / shares	4.6827
Forfeited | $ / shares	5.4426
Outstanding at end | $ / shares	$ 5.6793	$ 4.6827
Unrecognized compensation expenses related to the restricted shares	$ 694,749			$ 89,092
Unrecognized compensation expenses related to the restricted shares expected to be recognized over a weighted-average period	4 years 7 months 20 days
2019 Share Incentive Plan
Shares awarded number
Granted	12,105,712	6,067,400	0